FINANCIAL INCOME (EXPENSE), NET (Schedule of Financial Income (Expense), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income:
Interest income	$ 296	$ 132	$ 204
Foreign currency translation gains, net	1,013	204
Change in fair value of convertible debt	1,585
Change in fair value of SWAP		2,373	608
Other	355	197
Financial income	3,249	2,906	812
Financial expense:
Foreign currency translation losses, net			(779)
Interest and change in fair value of payment obligation related to acquisitions		(43)	(1,303)
Interest expense on debts	(3,820)	(4,794)	(5,306)
Change in fair value of SWAP	(2,487)
Change in fair value of convertible debt		(3,785)	(1,350)
Bank charges and other	(736)	(206)	(362)
Financial expenses	(7,043)	(8,828)	(9,100)
Financial expense, net	$ (3,794)	$ (5,922)	$ (8,288)